Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Shares at Jan. 31, 2015	132,900,000
Beginning Balance, Value at Jan. 31, 2015	$ 132,900	$ 14,623	$ (168,400)	$ (20,877)
Office Space Rent Provided by Related Party		58,500
Net Loss			(92,535)	(92,535)
Ending Balance, Shares at Jan. 31, 2016	132,900,000
Ending Balance, Value at Jan. 31, 2016	$ 132,900	72,123	(260,935)	(54,912)
Net Loss			(47,907)	(47,907)
Ending Balance, Shares at Jan. 31, 2017	132,900,000
Ending Balance, Value at Jan. 31, 2017	$ 132,900	$ 73,123	$ (308,842)	(102,819)
Net Loss				(79,466)
Ending Balance, Value at Oct. 31, 2017				$ (182,285)